Note 8 - Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

8. Note Payable and Credit Facility

Note payable

On August 30, 2013, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale and issuance of a convertible note in the principal amount of $200,000 that matures August 29, 2015 (the "Convertible Note").  The Convertible Note bears interest at the rate of 8% per annum compounded annually, is payable at maturity and the principal and interest outstanding under the Convertible Note are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $.02, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to our fulfilling certain conditions, including beneficial ownership limits, the Convertible Note is subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the Convertible Note equals or exceeds $0.04. Unless waived in writing by the purchaser, no conversion of the Convertible Note can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion.

We have the option of repaying the outstanding principal amount of the Convertible Note, in whole or in part, by paying the purchaser a sum of money equal to one hundred and twenty percent (120%) of the principal together with accrued but unpaid interest upon 30 days notice, subject to certain beneficial ownership limits. For so long as we have any obligation under the Convertible Note, we have agreed to certain restrictions regarding, among other things, incurrence of additional debt, liens, amendments to charter documents, repurchase of stock, payment of cash dividends, affiliated transactions. We are also prohibited from entering into certain variable priced agreements until the Convertible Note is repaid in full.

Line of credit

On September 30, 2013, we entered into a loan and security agreement with Alpha Capital Anstalt and Collateral Services, LLC to provide financing, on a discretionary basis, for one year, against our accounts receivable and inventory.  The maximum amount that can be borrowed under the Agreement is $500,000. We have the right to borrow up to 80% of our eligible accounts receivable, not in excess of $200,000, 50% of the value of our raw materials in inventory, 65% of our finished goods inventory and 95% of cash, but not in the aggregate amount in excess of $300,000.  The advances are secured by a lien on all of our assets. All advances under the agreement bear interest at a per annum rate of 12% and monthly interest shall be a minimum of $500. At the time of initial funding we paid a loan fee of 50 shares of our Series D Preferred Shares to the lender, in addition to other payments for legal fees. In addition, we paid the collateral agent an initial fee of $5,000 and have agreed to pay an administrative fee to the collateral agent of 0.5% per month of the daily balance during the preceding month or $500 whichever is less. In the event that of a prepayment, we are obligated to pay a prepayment fee in an amount equal to one-half of one percent (0.5%) of $500,000. On September 30, 2013, we requested and received an initial borrowing under the Agreement totaling $350,000. Subsequently, on October 21, 2013, we requested and received an additional $100,000. The terms of the convertible note meet the criteria for bifurcation of an embedded derivative, however, the amount of such embedded derivative was deemed to have a de minimis value.

On February 15, 2011, we entered into a Business Financing Agreement (the "2011 Credit Facility") with Bridge Bank, National Association (“Bridge Bank”) to finance our accounts receivables. The 2011 Credit Facility provided for a credit limit of $750,000, representing the maximum amount of advances based on up to 50% of $1.5 million of gross eligible accounts receivables. The 2011 Credit Facility was terminated on August 16, 2013.

8. Credit Facility

Line of credit

On February 15, 2011, we entered into a Business Financing Agreement (the "2011 Credit Facility") with Bridge Bank, National Association (“Bridge Bank”) to finance our accounts receivables. The 2011 Credit Facility provides for a credit limit of $750,000, representing the maximum amount of advances based on up to 50% of $1.5 million of gross eligible accounts receivables. The 2011 Credit Facility may be terminated at any time by either party and may be renewed under similar terms if acceptable and agreed to by both parties. If any advance is not repaid in full within 90 days from the earlier of (a) invoice date, or (b) the date on which such advance is made, we are obligated to immediately pay the outstanding amount to Bridge Bank. Outstanding loans under the 2011 Credit Facility will accrue interest at the Bridge Bank Prime rate plus 3.0% (annualized) of the daily gross financed amount outstanding. The 2011 Credit Facility is secured by substantially all of our assets. As of December 31, 2012, there were no borrowings under the 2011 Credit Facility. In addition, due to Suntech entering judgment against us on March 15, 2013, our credit facility is currently unavailable. As of December 31, 2011, there was approximately $92,000 borrowed under the 2011 Credit Facility.